share-based compensation - TELUS Corp restricted share units activity (Details) - Restricted share units without market performance conditions	12 Months Ended
	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period	3,193,520	3,481,916
Issued - initial award	2,046,047	1,769,092
In lieu of dividends	166,800	208,503
Vested during the period	(2,002,081)	(1,963,722)
Forfeited and cancelled	(169,809)	(302,269)
Outstanding, end of period	3,234,477	3,193,520
Number of restricted share units - vested
Outstanding, beginning of period	63,383	32,848
In lieu dividends	289	359
Vested	2,002,081	1,963,722
Settled in cash	(2,050,353)	(1,933,546)
Outstanding, end of period	15,400	63,383
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 44.85	$ 41.87
Outstanding, beginning of period, vested | $ / shares	44.89	41.00
Issued - initial award | $ / shares	47.64	45.72
In lieu of dividends | $ / shares	45.93	46.32
Vested | $ / shares	44.56	40.34
Settled in cash | $ / shares	44.57	40.08
Forfeited and cancelled | $ / shares	45.30	43.16
Outstanding, end of period, non-vested | $ / shares	46.73	44.85
Outstanding, end of period, vested | $ / shares	$ 44.04	$ 44.89
Number of non-vested restricted share units	3,234,477	3,193,520	3,234,477
1 year hence
Number of restricted share units - Non-vested
Outstanding, end of period	1,500,000
Weighted average grant-date fair value
Number of non-vested restricted share units	1,500,000		1,500,000
Fixed cost per restricted share units | $ / shares			$ 48.79